UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           deputy director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           MAY 10, 2004




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $499,725

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN INTL GROUP INC        COM              026874107    24616   345000 SH       SOLE                   345000        0        0
ANHEUSER BUSCH COS INC         COM              035229103    15912   312000 SH       SOLE                   312000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    11256   139000 SH       SOLE                   139000        0        0
CISCO SYS INC                  COM              17275R102    21399   907900 SH       SOLE                   907900        0        0
CITIGROUP INC                  COM              172967101    35932   695000 SH       SOLE                   695000        0        0
COCA COLA CO                   COM              191216100    18782   373400 SH       SOLE                   373400        0        0
COLGATE PALMOLIVE CO           COM              194162103    12398   225000 SH       SOLE                   225000        0        0
DELL INC                       COM              24702R101    16306   485000 SH       SOLE                   485000        0        0
DISNEY WALT CO		       COM  		254687106     5998   240000 SH	     SOLE	 	    240000	  0	   0
E M C CORP MASS                COM              268648102     9527   700000 SH       SOLE                   700000        0        0
EXXON MOBIL CORP               COM              30231G102    15921   382806 SH       SOLE                   382806        0        0
GANNETT INC                    COM              364730101    18333   208000 SH       SOLE                   208000        0        0
GENERAL ELEC CO                COM              369604103    37845  1240000 SH       SOLE                  1240000        0        0
GILLETTE CO                    COM              375766102     4692   120000 SH       SOLE                   120000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    17322   166000 SH       SOLE                   166000        0        0
HEWLETT PACKARD CO	       COM		428236103     4111   180000 SH	     SOLE		    180000	  0	   0
INTEL CORP                     COM              458140100    25840   950000 SH       SOLE                   950000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    20848   227000 SH       SOLE                   227000        0        0
JOHNSON & JOHNSON              COM              478160104    14202   280000 SH       SOLE                   280000        0        0
LILLY ELI & CO                 COM              532457108     9266   138500 SH       SOLE                   138500        0        0
MCDONALDS CORP                 COM              580135101     4788   167600 SH       SOLE                   167600        0        0
MCGRAW HILL COS INC            COM              580645109    12487   164000 SH       SOLE                   164000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1927    56682 SH       SOLE                    56682        0        0
MERCK & CO INC                 COM              589331107    13036   295000 SH       SOLE                   295000        0        0
MICROSOFT CORP                 COM              594918104    23933   960000 SH       SOLE                   960000        0        0
ORACLE CORP                    COM              68389X105     9360   780000 SH       SOLE                   780000        0        0
PEPSICO INC                    COM              713448108     1885    35000 SH       SOLE                    35000        0        0
PFIZER INC                     COM              717081103    42684  1217800 SH       SOLE                  1217800        0        0
PROCTER & GAMBLE CO            COM              742718109    13634   130000 SH       SOLE                   130000        0        0
TIME WARNER INC                COM              887317105    21159  1255000 SH       SOLE                  1255000        0        0
WAL MART STORES INC            COM              931142103    14326   240000 SH       SOLE                   240000        0        0